Equity-Based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Equity-Based Compensation
Summary of Equity-Based Compensation Expense

The following table summarizes the compensation expense included in Selling, general and administrative expenses in the Consolidated Statements of Earnings (Loss) related to equity-based compensation plans:

	For the Year Ended December 31,
($ in thousands)	2014	2013	2012

Service-Based RSUs	$1,771	$2,879	$2,939
Performance-Based RSUs	479	674	242
Market-Based RSUs	410	666	918

Total	$2,660	$4,219	$4,099

Income tax benefit	$1,000	$1,600	$1,600

Schedule of Unrecognized Equity-Based Compensation Expense

The following table summarizes the unrecognized compensation expense related to non-vested RSUs by type and the weighted-average period in which the expense is to be recognized:

($ in thousands)	Unrecognized compensation expense at December 31, 2014	Weighted- average period

Service-Based RSUs	$1,106	1.3 years
Performance-Based RSUs	875	1.4 years
Market-Based RSUs	634	1.3 years

Total	$2,615

Summary of Status of Equity-Based Compensation Plans

The following table summarizes the status of these plans as of December 31, 2014:

	2014 Plan	2009 Plan	2004 Plan	2001 Plan

Awards originally available	1,500,000	3,400,000	6,500,000	2,000,000
Stock options outstanding	—	—	5,200	—
RSUs outstanding	42,300	374,442	101,223	—
Options exercisable	—	—	5,200	—
Awards available for grant	1,457,700	1,616,398	106,423	—

Summary of Changes of Stock Options

A summary of the status of stock options as of December 31, 2014, and changes during the year then ended, is presented below:

	Year Ended
	December 31, 2014
	Options	Weighted- Average Exercise Price

Outstanding at beginning of year	123,000	$12.78
Exercised	(115,100)	$12.84
Expired	(2,700)	$11.04
Forfeited	—	$—

Outstanding at end of period	5,200	$12.35

Exercisable at end of period	5,200	$12.35

Summary of Status of Stock Options

Year Ended
December 31, 2014

Intrinsic values of stock options exercised	$831,000
Weighted average remaining contractual life	0.9 years
Aggregate intrinsic values of options outstanding and options exercisable	$29,000

Summary of Service-Based Restricted Stock Units

A summary of the status of RSUs is presented below:

	Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2014	630,288	$10.36
Granted	259,315	9.00
Converted	(289,677)	5.68
Forfeited	(81,961)	11.86

Outstanding at December 31, 2014	517,965	$12.06	11.1 years	$9,235,000

Convertible at December 31, 2014	283,823	$10.07	19.2 years	$5,061,000

Schedule of Weighted Average Grant Date Fair Value and Intrinsic Value of RSU's
	For the Year Ended December 31,
	2014	2013	2012

Weighted average grant date fair value	$9.00	$10.97	$9.83
Intrinsic value of RSUs converted	$5,670,000	$4,535,000	$2,700,000

Summary of Changes of Nonvested RSU's

A summary of the nonvested RSUs is presented below:

	RSUs	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2014	369,565	$11.05
Granted	259,315	9.00
Vested	(312,777)	6.57
Forfeited	(81,961)	11.86

Nonvested at December 31, 2014	234,142	14.48

Summary of Fair Value of Restricted Stock Units Vested
	Year Ended December 31,
($ in thousands)	2014	2013	2012

Fair value of RSUs vested	$2,055	$3,700	$2,600

Schedule of Components of Performance-Based RSU's

Performance-Based RSUs include the following components:

Grant Date	Target Units	Vesting Year	Vesting Dependency	Units Awarded

February 8, 2012	45,850	2014	Sales growth	—
February 8, 2012	39,300	2014	Cash flow	69,600
February 11, 2013	77,700	2016	Sales growth	—
February 11, 2013	66,600	2016	Cash flow	—
February 14, 2014	25,085	2017	Sales growth	—
February 14, 2014	21,500	2017	Cash flow	—

Schedule of Components of Market-Based RSU's

Market-Based RSUs include the following components:

Grant Date	Target Units	Vesting Year	Number of Peer Group Companies	Units Awarded

February 8, 2012	45,850	2014	28	63,800
February 11, 2013	77,700	2016	20	—
February 11, 2013	32,500	2016	20	—
February 14, 2014	25,085	2017	15	—